Shareholder Report, Holdings (Details) - C000030518	May 31, 2026
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.10%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.40%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.40%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Health Care002824100
Holdings [Line Items]
Percent of Total Investments	100.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Communications
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	34.70%